Leases (Details) - Schedule of Consolidated Statement of Financial - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Consolidated Statement Of Financial [Abstract]
Current	$ 138	$ 122
Non-current	109	243
Lease Liabilities	$ 247	$ 365